Consolidated Balance Sheets	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 601,769,949	$ 94,430,837	¥ 630,416,786
Restricted cash	10,329,302	1,620,893	26,819,159
Short-term investment	166,465	26,122
Accounts receivable (net of allowance for doubtful accounts of RMB26,102,138 and RMB26,102,138 as of December 31, 2020 and 2021, respectively)	135,521	21,266	6,539
Other receivables (net of allowance for doubtful accounts of RMB2,080,597 and RMB11,480,597 as of December 31, 2020 and 2021, respectively)	45,199,373	7,092,768	61,254,793
Amounts due from related parties (net of allowance for doubtful accounts of RMB107,453,024 and RMB107,453,024 as of December 31, 2020 and 2021, respectively)	14,953,199	2,346,483	20,182,412
Other current assets	13,547,097	2,125,835	16,034,692
Total current assets	686,100,906	107,664,204	754,714,381
Long-term investments	202,819,390	31,826,788	218,950,000
Intangible assets, net	30,806,932	4,834,280	34,177,021
Amounts due from related parties — non-current	228,832,572	35,908,824	229,154,928
Investment in affiliates	122,187,351	19,173,862	100,341,909
Property and equipment, net	14,615,709	2,293,524	17,093,837
Other non-current assets	11,736,493	1,841,712	13,538,437
Right-of-use assets	28,356,766	4,449,795	39,119,312
Deferred tax assets	4,161,017	652,954	4,312,491
Total Assets	1,329,617,136	208,645,943	1,411,402,316
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB30,708,606 and RMB 29,283,711 as of December 31, 2020 and 2021, respectively)	36,586,982	5,741,296	57,926,124
Income tax payable (including income tax payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB52,409,793 and RMB51,926,637 as of December 31, 2020 and 2021, respectively)	85,448,960	13,408,806	85,592,667
Other tax payable (including other tax payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2020 and 2021, respectively)	750,706	117,802	2,643,970
Amounts due to related parties — current (including amounts due to related parties-current of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB11,011,967 and RMB11,131,830 as of December 31,2020 and 2021, respectively)	16,617,178	2,607,598	16,625,680
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB10,267,812 and RMB 5,068,643 as of December 31,2020 and 2021, respectively)	5,404,145	848,028	10,364,519
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB7,594,166 and RMB625,118 as of December 31, 2020 and 2021, respectively)	8,989,449	1,410,641	8,598,708
Contingent liabilities (including contingent liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of nil and RMB282,450,000 as of December 31, 2020 and 2021, respectively)	282,450,000	44,322,568
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB7,700,862 and RMB 7,184,238 as of December 31, 2020 and 2021, respectively)	41,230,282	6,469,931	59,759,820
Total current liabilities	477,477,702	74,926,670	241,511,488
Deferred revenue — non-current from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB 1,362,240 and RMB278,301 as of December 31, 2020 and 2021, respectively)	278,302	43,672	11,425,388
Deferred revenue — non-current (including deferred revenue of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB104,835 and nil as of December 31, 2020 and 2021, respectively)	1,179,245	185,049	1,284,080
Operating Lease Liabilities — non-current (including operating lease liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to Jupai Holdings Limited of RMB138,156 and nil as of December 31, 2020 and 2021, respectively)	10,046,206	1,576,469	12,619,411
Total Liabilities	488,981,455	76,731,860	266,840,367
Commitments and Contingencies (Note 16)
Shareholders’ Equity:
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 199,051,046 and 194,862,818 shares issued and outstanding, as of December 31, 2020 and 2021, respectively)	609,833	95,696	623,201
Additional paid-in capital	1,144,255,610	179,558,675	1,148,823,625
Retained earnings	(316,796,899)	(49,712,346)	(48,935,177)
Accumulated other comprehensive income	33,167,674	5,204,732	37,929,187
Total Jupai shareholders’ equity	861,236,218	135,146,757	1,138,440,836
Noncontrolling interests	(20,600,537)	(3,232,674)	6,121,113
Total Equity	840,635,681	131,914,083	1,144,561,949
Total Liabilities and Equity	¥ 1,329,617,136	$ 208,645,943	¥ 1,411,402,316